Promissory Notes Payable	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Promissory Notes Payable [Text Block]
Note 5	Promissory Notes Payable

	December 31,	September 30,
	2013	2013
Promissory note dated December 31, 2012 with a principal balance of $93,490 (CDN$100,000) bearing interest at 12% per annum, due on March 31, 2014	93,490	100,000

Promissory note dated January9, 2013 with a principal balance of $84,060 (CDN$86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	81,035	84,060

PromissorynotedatedJanuary9, 2013 with a principal balance of $26,803 (CDN$27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	25,839	26,803
	200,364	210,863
Less: current portion	(200,364)	(210,863)
	$-	$-

On December 31, 2012, the Company issued a promissory note having a principal balance of $93,490 (CDN$100,000) with terms that included interest at 12% per annum and matured on June 30, 2013, in exchange for an accounts payable owing with respect to unpaid consulting fees. This note was not repaid on June 30, 2013 and the maturity date has been extended to March 31, 2014.

On January 9, 2013, the Company issued two (2) promissory notes (the “Secured Notes”);

a)

The Company issued a promissory note in the amount of $81,035 (CDN$86,677) to the former President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

The Company issued a promissory note in the amount of $25,839 (CDN$27,639) to a former director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a right to delay the transfer of any or all of the Company’s assets until the obligations of the Secured Notes are satisfied, including a restriction on the transfer of cash by the Company and a security interest over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, the Secured Notes contain a provision whereby if they are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note. In an event of default by the Company, under the terms of the Secured Notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these Secured Notes, the President resigned as President, Secretary, Treasurer, CFO and director of the Company and the Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance and enforceability of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy. The Company has not accrued any late fees in connection with these Secured Notes as of December 31, 2013 or September 30, 2013, as the Company does not consider these amounts to be legally enforceable.

Note 5	Promissory Notes Payable

	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$-	$49,000

Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	-	250,000

Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on December 31, 2013	100,000	-

Promissory note dated January 9, 2013 with a principal balance of $84,060 (CDN$86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	84,060	-

Promissory note dated January 9, 2013 with a principal balance of $26,803 (CDN$27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	26,803	-
	210,863	299,000
Less: current portion	(210,863)	(299,000)
	$-	$-

On June 6, 2012, the Company issued a promissory note having a principal balance of $49,000 with terms that included interest at 8% per annum and matured on December 3, 2012. On July 5, 2013, this note, along with accrued interest of $3,200, was settled in exchange for 130,501 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance. In connection with the issuance of this note, the Company paid a finder’s fee totaling $4,900 which was deferred and amortized to income using the effective interest method over the terms of the note. As at September 30, 2013, there remained an unamortized balance of $Nil (September 30, 2012: $1,215) in respect of this deferred financing charge.

On June 26, 2012, the Company issued a promissory note having a principal balance of $250,000 with terms that included interest at 8% per annum and matured on March 31, 2013. On July 5, 2013, this note, along with accrued interest of $15,233, was settled in exchange for 663,082 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On October 17, 2012, the Company issued a promissory note having a principal balance of $150,000 with terms that included interest at 8% per annum and matured on March 31, 2013. On July 5, 2013, this note, along with accrued interest of $5,425 was settled in exchange for 388,562 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On November 14, 2012, the Company issued a promissory note having a principal balance of $50,000 with terms that included interest at 8% per annum and matured on March 31, 2013. On July 5, 2013, this note, along with accrued interest of $1,501 was settled in exchange for 128,753 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On December 31, 2012, the Company issued a promissory note having a principal balance of $100,000 with terms that included interest at 12% per annum and matured on June 30, 2013, in exchange for an accounts payable owing in respect of unpaid consulting fees. . This note was not repaid on June 30, 2013 and the maturity date has been extended to December 31, 2013.

On February 8, 2013, the Company issued a promissory note having a principal balance of $50,000 with terms that included interest at 10% per annum and matured on June 8, 2013. On July 5, 2013, this note, along with accrued interest of $699 was settled in exchange for 126,747 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On January 9, 2013, the Company issued two promissory notes (the “Secured Notes”);

a)

The Company issued a promissory note in the amount of $87,865 (CDN$86,677) to the former President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

The Company issued a promissory note in the amount of $28,017 (CDN$27,639) to a former director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a right to delay the transfer of any or all of the Company’s assets until the obligations of the Secured Notes are satisfied, including a restriction on the transfer of cash by the Company and a security interest over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, if the promissory notes are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note.

In an event of default by the Company under the terms of the promissory notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these promissory notes, the President resigned as President, Secretary, Treasurer, CFO and director of the Company and the Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy. The Company had not accrued any late fees in connection with these promissory notes as at September 30, 2013 as the Company does not consider these amounts to be legally enforceable.

Extinguishment of promissory notes payable and accounts payable

On July 5, 2013, the Company issued equity units in settlement of certain of its promissory notes and trade accounts payable. Each unit consisted of one common share and common share purchase warrant entitling the holder to purchase an additional common share at $0.75 until July 5, 2018.

The promissory note and accounts payable settlements are summarized as follows:

Amount Settled			Units issued
		Accrued			Loss on
Date of Note	Principal	Interest	Number	Fair Value	Settlement
Promissory notes payable
June 6, 2012	49,000	3,200	130,501	98,205	46,005
June 26, 2012	250,000	15,233	663,082	498,972	233,739
October 17, 2012	150,000	5,425	388,562	292,394	136,969
November 14, 2012	50,000	1,501	128,753	96,887	45,386
February 8, 2013	50,000	699	126,747	95,377	44,678
	549,000	26,058	1,437,645	1,081,835	$506,777

Accounts payable	1,108,506	-	2,771,265	2,085,386	976,880

	$1,657,506	$26,058	4,208,910	$3,167,221	$1,483,657

The fair value of each unit issued was determined to be $0.753 determined by aggregating (i) the fair value of $0.61 for the Company’s common shares based on their quoted market price on the date of settlement and (ii) the fair value of $0.143 for each warrant included in the Company’s units. The fair value of the Company’s warrants was determined using the binomial option pricing model with the following assumptions:

Stock price	$0.61
Exercise price	$0.75
Expected volatility	81.57%
Risk-free discount rate	0.28%
Expected term	1.49 years
Expected dividend yield	0.00%

The loss on settlement of debt was reduced by an amount of $11,449 relating to the interest that accrued on the promissory notes that was forgiven upon settlement of the notes payable in exchange for shares.